Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	Jul. 28, 2017
Document Effective Date	Aug. 01, 2017
Prospectus Date	Aug. 01, 2017
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new
Prospectus:
Trading Symbol	DIQXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	CEIXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	DSVXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	CEAXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares
Prospectus:
Trading Symbol	DSHXX
Administrative Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Administrative shares
Prospectus:
Trading Symbol	DILXX